Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Statement of Comprehensive Income [Abstract]
Income tax expense, net	$ (2)	$ (3)	$ (6)
Income tax expense, net	$ (2)	$ (2)	$ (6)